Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 2,304
2027	2,211
2028	1,955
2029 and forward	4,056
Total operating lease payments	10,526
Less: imputed interest	(2,283)
Present value of lease liabilities	$ 8,243	$ 7,620